Expense Example, No Redemption - PIMCO Credit Opportunities Bond Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	502	772	1,061	1,884	208	643	1,103	2,379